Going Concern	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Going Concern

2.	Going Concern

These financial statements have been prepared under IFRS Accounting Standards as issued by the International Accounting Standards Board (the “IASB”) applicable to a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations for the foreseeable future. Given the current stage of operations, the Company’s ability to continue as a going concern is contingent on its ability to obtain additional financing. While the Company has been successful in arranging financing in the past, the success of such initiatives cannot be assured. As of August 31, 2026, the Company has raised adequate financing that is sufficient to sustain operations for the next twelve months. Accordingly, the financial statements do not give effect to any adjustments that may be necessary should the Company be unable to continue as a going concern and, therefore, be required to realize its assets and liquidate its liabilities in other than the normal course of operations and at amounts which may differ from those shown in these financial statements. Such adjustments could be material.